Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,299)	$ (19,172)	$ (259,186)	$ (144,172)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10	2	7	2
Loss on impairment of long-lived assets	0	0	228,515	0
Stock compensation expense for options and warrants issued to employees and non-employees	3,705	6,489	9,696	130,124
Amortization of debt discounts	331	6,855	8,663	4,914
Note Allonges	0	0	0	100
Non-cash interest expense	1,140	0	441	2,197
Loss on disposal of assets	31	0	0	0
Amortization of loan costs	0	407	1,076	0
Changes in operating assets and liabilities:
Prepaid Expenses	0	0	(30)	0
Other assets	8	0	(3)	(7)
Other liabilities	0	0	8	0
Accounts payable and accrued expenses	26	(581)	136	1,412
Net cash used in operating activities	(2,048)	(6,000)	(10,677)	(5,430)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	0	(2)	(36)	(4)
Net cash used in investing activities	0	(2)	(36)	(4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	2,352	7,055	15,145	5,991
Loan costs	0	(533)	(533)	0
Repayment of note payable	(100)	0	(4,415)	0
Net cash provided by financing activities	2,252	6,522	10,197	5,991
Minority Interest	0	0	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	204	520	(516)	557
CASH AND CASH EQUIVALENTS - Beginning of period	60	576	576	19
CASH AND CASH EQUIVALENTS - End of period	264	1,096	60	576
Supplemental disclosures:
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
Non-Cash Investing and Financing Activities:
Issuance of common stock upon conversion of convertible notes	1,035	0	325	0
Issuance of common stock upon conversion of accrued interest	10	0	0	5,179
Acquisition of intangibles through issuance of common stock	0	0	0	253,777
Issuance of common stock for debt	$ 0	$ 0	$ 0	$ 19,166